Total
Q3 ALL-WEATHER SECTOR ROTATION FUND
Q3 ALL-WEATHER SECTOR ROTATION FUND
INVESTMENT OBJECTIVE
The Q3 All-Weather Sector Rotation Fund (the “Sector Rotation Fund”) seeks to achieve long-term growth of capital.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Sector Rotation Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Q3 ALL-WEATHER SECTOR ROTATION FUND	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Contingent Deferred Sales Charge (Load)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Q3 ALL-WEATHER SECTOR ROTATION FUND		Investor Class	Institutional Class
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		8.10%	5.10%
Acquired Fund Fees and Expenses		0.31%	0.31%
Total Annual Fund Operating Expenses	[1]	9.66%	6.41%
Less Management Fee Reductions and/or Expense Reimbursements	[2]	(7.16%)	(4.16%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1],[2]	2.50%	2.25%
[1]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement" will not correlate to the ratios of expenses to the average net assets in the Sector Rotation Fund's Financial Highlights, which reflect the operating expenses of the Sector Rotation Fund and do not include "Acquired Fund Fees and Expenses."
[2]	Q3 Asset Management Corporation (the "Adviser") has contractually agreed, until March 31, 2022, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Sector Rotation Fund; acquired fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Sector Rotation Fund's business) to an amount not exceeding 2.19% of the Investor Class shares’, and 1.94% of the Institutional Class shares’, average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Sector Rotation Fund for a period of 3 years after the date on which such fees and expenses were incurred or waived, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to March 31, 2022, this agreement may not be modified or terminated without the approval of the Sector Rotation Fund's Board of Trustees (the "Board") of Ultimus Managers Trust (the "Trust"); provided, however, this agreement will terminate automatically as to the Sector Rotation Fund if the Sector Rotation Fund's investment advisory agreement (the "Sector Rotation Fund's Advisory Agreement") with the Adviser is terminated.

Example
This Example is intended to help you compare the cost of investing in the Sector Rotation Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Sector Rotation Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Sector Rotation Fund remain the same and the contractual agreement to limit expenses remains in effect only until March 31, 2022. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Q3 ALL-WEATHER SECTOR ROTATION FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	253	2,142	3,859	7,499
Institutional Class	228	1,527	2,789	5,793

Portfolio Turnover

The Sector Rotation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Sector Rotation Fund’s performance. During the most recent fiscal period (December 31, 2019 through November 30, 2020), the Sector Rotation Fund’s portfolio turnover rate was 523% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Sector Rotation Fund will invest in shares of other investment companies and similar products operating as exchange-traded funds (“ETFs”), open-end mutual funds, and closed-end funds (collectively, “Portfolio Funds”) in an attempt to invest in sectors and subsectors which have exhibited recent relative performance strength, as evaluated on a monthly basis according to the Adviser’s proprietary rules-based analytical approach.

In evaluating a sector’s or subsector’s relative strength, the Sector Rotation Fund will measure the recent performance of that sector’s or subsector’s securities against the recent performance of other sectors’ securities in the Sector Rotation Fund’s investing universe, which encompasses all eleven global industry classification standard (“GICS”) sectors across global equities and fixed-income securities. The Sector Rotation Fund will seek to invest in those GICS sectors or subsectors which the Adviser identifies as exhibiting relative total return performance strength retrospectively in both the near and long-term. In addition, the Adviser may, from time to time, invest in Portfolio Funds that invest in real estate investment trusts (“REITs”).

The Sector Rotation Fund will rotate assets into, and out of, sectors and subsector positions on a periodic basis, and the Sector Rotation Fund’s portfolio may therefore be traded frequently.

During certain market conditions, notably those which the Sector Rotation Fund deems to be relatively unattractive for equities (based on its quantitative indicators such as simple moving averages, trend indicators, and volatility measures), the Sector Rotation Fund may take positions in Portfolio Funds that focus on fixed-income securities as an alternative to equities in an attempt to preserve capital. This may, at times, result in the Sector Rotation Fund’s portfolio holding Portfolio Funds across both equities and fixed-income securities simultaneously. The Sector Rotation Fund may indirectly invest in equity securities of all capitalization ranges and in debt securities of all credit qualities.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Sector Rotation Fund. The success of the Sector Rotation Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Sector Rotation Fund and there is no assurance that the Sector Rotation Fund will achieve its investment objective. Because of the types of securities in which the Sector Rotation Fund invests and the investment techniques the Adviser uses, the Sector Rotation Fund is designed for investors who are investing for the long term. The Sector Rotation Fund will be subject to the following principal risks:

Market Risk. Market risk is the risk that the value of the securities in the Sector Rotation Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Sector Rotation Fund’s investments, economic conditions and general bond market conditions. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, which may negatively affect many issuers domestically and around the world. During periods of market volatility, security prices (including securities held by the Sector Rotation Fund) could change drastically and rapidly and, therefore, adversely affect the Sector Rotation Fund.

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the Sector Rotation Fund may underperform relative to other mutual funds that employ similar investment strategies. The Sector Rotation Fund’s sector rotation style may not be implemented successfully, negatively affecting the Sector Rotation Fund’s performance. In addition, the Adviser may select investments that fail to appreciate as anticipated.

Sector Risk. At times the Sector Rotation Fund may emphasize investment in one or more sectors, and as a result the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. In addition, this may increase the risk of loss of an investment in the Sector Rotation Fund and increase the volatility of the Sector Rotation Fund’s NAV per share.

Active Management Risk. Due to the active management of the Sector Rotation Fund by the Adviser, the Sector Rotation Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.

Debt Securities Risk. The Sector Rotation Fund may invest indirectly in corporate debt securities and U.S. Government obligations. Corporate debt securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. A debt security’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt; the lower the credit rating, the greater the risk that the security’s issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security.

Equity Securities Risk. The prices of equity securities in which the Sector Rotation Fund invests indirectly through ETFs and other investment companies may fluctuate in response to many factors, including, but not limited to, the activities of the individual issuers, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Sector Rotation Fund to potential losses.

• Large-Cap Company Risk. Large-capitalization companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

• Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Foreign Securities Risk. The Sector Rotation Fund may, directly or indirectly, invest in foreign securities on foreign exchanges or in American Depository Receipts (“ADRs”). Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk, greater volatility, and may have higher liquidity risk than U.S.-registered securities.

• ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

• Foreign Currency Risk. The Sector Rotation Fund may invest in foreign securities and therefore be indirectly exposed to foreign currencies. The value of the Sector Rotation Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. The Sector Rotation Fund’s exposure to foreign currencies subjects the Sector Rotation Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar. As a result, the Sector Rotation Fund’s exposure to foreign currencies may reduce the returns of the Sector Rotation Fund.

Fund of Funds Structure Risk. Investments in ETFs and other investment companies (e.g. open end and closed end mutual funds) subject the Sector Rotation Fund to paying its proportionate share of fees and expenses from those investments. In other words, by investing in the Sector Rotation Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Sector Rotation Fund invests in addition to the Sector Rotation Fund’s direct fees and expenses. In addition, under the Investment Company Act of 1940, as amended (the “1940 Act”), the Sector Rotation Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Sector Rotation Fund may own.

• ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Investments in ETFs are also subject to the following additional risks:

• Investment Limitation Risk. Under the 1940 Act, the Sector Rotation Fund may not acquire shares of an ETF or other investment company if, immediatelyafter such acquisition, the Sector Rotation Fund and its affiliated persons would hold more than 3% of the ETF’s or investmentcompany’s total outstanding shares unless (i) the ETF or the Sector Rotation Fund has received an order for exemptive relieffrom the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Sector RotationFund or complies with Rule 12d1-4 under the 1940 Act; and (ii) the ETF and the Sector Rotation Fund take appropriate steps tocomply with any conditions in the order for exemptive relief or Rule 12d1-4 as applicable. Accordingly, the 3% limitation mayprevent the Sector Rotation Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviserto select an investment other than that which the Adviser considers optimal.

• Market Value Risk. The market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Sector Rotation Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Sector Rotation Fund’s NAV is reduced for undervalued ETFs it holds, and that the Sector Rotation Fund receives less than NAV when selling an ETF).

• Tracking Risk. Index-based Portfolio Funds may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Portfolio Funds may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Portfolio Fund’s ability to track its applicable indices or match its performance.

• Sampling Risk. Index-based Portfolio Funds may utilize a representative sampling approach to track their respective underlying indices. Index-based Portfolio Funds that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Portfolio Fund in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Portfolio Fund will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Portfolio Fund could result in a greater decline in NAV than would be the case if the Portfolio Fund held all of the securities in the underlying index.

• Fixed-income ETFs Risk. There are risks associated with the potential investment of the Sector Rotation Fund’s assets in fixed-income ETFs, which may include credit risk, interest rate risk and maturity risk as described below:

• Credit Risk. Credit risk is the risk that the issuer or guarantor of a fixed-income security or counterparty to a transaction involving one or more bonds in an ETF’s portfolio will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, an ETF’s income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the particular ETF’s shares may be reduced. ETFs may be subject to credit risk to the extent that they invest in fixed-income securities that involve a promise by a third party to honor an obligation with respect to the fixed-income security. Securities rated BBB by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) are considered investment-grade securities, but are somewhat riskier than more highly-rated investment-grade obligations (those rated A or better) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities. Credit risk is particularly significant for investments in “junk bonds” or lower than investment-grade securities.

• Interest Rate Risk. The price of a bond or a fixed-income security is dependent, in part, upon interest rates. Therefore, the share price and total return of an ETF, when investing a significant portion of its assets in fixed-income securities, will vary in response to changes in interest rates. There is the possibility that the value of an ETF’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a more pronounced effect if the ETF holds a significant portion of its assets in fixed-income securities with long-term maturities.

In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed-income securities drop, but also the yield can drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the Sector Rotation Fund prepaid must be reinvested at lower prevailing interest rates. This is known as prepayment risk. When interest ratesrise, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay offtheir mortgages later than anticipated. This is known as extension risk.

• Maturity Risk. Maturity risk is another factor that can affect the value of an ETF’s fixed-income holdings. Certain ETFs may not have a limitation policy regarding the length of maturity for their fixed-income holdings. In general, fixed-income obligations with longer maturities have higher yields and a greater sensitivity to changes in interest rates. Conversely, fixed-income obligations with shorter maturities generally have lower yields but less sensitivity to changes in interest rates.

Portfolio Turnover Risk. Frequent and active trading may result in greater expenses to the Sector Rotation Fund, which may lower the Sector Rotation Fund’s performance and may result in the realization of capital gains, including net short-term capital gains, which must generally be distributed to shareholders. Therefore, high portfolio turnover may reduce the Sector Rotation Fund’s returns and increase taxable distributions to shareholders.

Real Estate Investment Trust (“REIT”) Risk. REITs are susceptible to real estate risk and their operating expenses are separate from those of the Sector Rotation Fund. Therefore, the Sector Rotation Fund’s investments in REITs will result in the layering of expenses, which shareholders will indirectly, but proportionally, bear.

PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Sector Rotation Fund by showing changes in the Sector Rotation Fund’s performance from year to year and by showing how the Sector Rotation Fund’s average annual total returns for the one year and since inception periods compare with those of a broad-based securities market index. How the Sector Rotation Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Sector Rotation Fund will perform in the future. Updated performance information, current through the most recent month end, will be available by calling 1-855-784-2399 or by visiting www.Q3AllWeatherFunds.com.

Institutional Class Shares – Annual Total Return Year/Period Ended December 31 Calendar Year Returns	[1]

Quarterly Returns During This Time Period
Highest	10.89% (quarter ended December 31, 2020)
Lowest	(16.60%) (quarter ended March 31, 2020)

Average Annual Total Returns for Periods Ended December 31, 2020
Average Annual Total Returns - Q3 ALL-WEATHER SECTOR ROTATION FUND	Label	1 Year	Since Inception	Inception Date
Institutional Class	Return Before Taxes	3.90%	3.89%	Dec. 31, 2019
Institutional Class | Return After Taxes on Distributions		3.90%	3.89%
Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares		2.31%	2.96%
Investor Class	Return Before Taxes	3.60%	3.59%	Dec. 31, 2019
Morningstar Moderately Aggressive Target Index (reflects no deduction for fees, expenses or taxes)		13.51%	13.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). After-tax returns are shown for the Institutional Class shares only and after-tax returns for the Investor Class shares will vary.

Q3 ALL-WEATHER TACTICAL FUND
Q3 ALL-WEATHER TACTICAL FUND
INVESTMENT OBJECTIVE
The Q3 All-Weather Tactical Fund (the “Tactical Fund”) seeks a positive rate of return over a calendar year regardless of market conditions.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Q3 ALL-WEATHER TACTICAL FUND	Investor Class	Institutional Class	C Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Contingent Deferred Sales Charge (Load)	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Q3 ALL-WEATHER TACTICAL FUND		Investor Class	Institutional Class	C Class
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	none	1.00%
Other Expenses	[1]	3.88%	0.55%	0.40%
Acquired Fund Fees and Expenses		0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	[2]	5.42%	1.84%	2.69%
Less Management Fee Reductions and/or Expense Reimbursements	[3]	(2.94%)	none	none
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2],[3]	2.48%	1.84%	2.69%
[1]	"Other Expenses" for the C shares are based on estimated amounts.
[2]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement" will not correlate to the ratios of expenses to the average net assets in the Tactical Fund's Financial Highlights, which reflect the operating expenses of the Tactical Fund and do not include "Acquired Fund Fees and Expenses."
[3]	Q3 Asset Management Corporation (the "Adviser") has contractually agreed, until March 31, 2022, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Tactical Fund; acquired fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Tactical Fund's business;) to an amount not exceeding 2.19% of the Investor Class shares', 2.94% of the C Class shares', and 1.94% of the Institutional Class shares', average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Tactical Fund for a period of 3 years after the date on which such fees and expenses were incurred or waived, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to March 31, 2022, this agreement may not be modified or terminated without the approval of the Tactical Fund's Board of Trustees (the "Board") of Ultimus Managers Trust (the "Trust"); provided, however, this agreement will terminate automatically as to the Tactical Fund if the Tactical Fund's investment advisory agreement (the "Tactical Fund's Advisory Agreement") with the Adviser is terminated.

Example
This Example is intended to help you compare the cost of investing in the Tactical Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Tactical Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Tactical Fund remain the same and the contractual agreement to limit expenses remains in effect only until March 31, 2022. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Q3 ALL-WEATHER TACTICAL FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	251	1,358	2,455	5,159
Institutional Class	187	579	995	2,159
C Class	272	835	1,425	3,022

Portfolio Turnover

The Tactical Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Tactical Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Tactical Fund’s performance. During the most recent fiscal period (December 31, 2019 through November 30, 2020), the Tactical Fund’s portfolio turnover rate was 3,078% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Tactical Fund will invest in shares of other investment companies and similar products that operate as broad-based index exchange-traded funds (“ETFs”), open-end mutual funds, closed-end funds, and real estate investment trusts (collectively, “Portfolio Funds”). The Tactical Fund will purchase Portfolio Funds when that Portfolio Fund’s underlying index (“Segment”) is anticipated to show strength, and divest when market weakness in that Segment is anticipated. Portfolio Funds will generally consist of equity index funds.

In evaluating a Segment’s relative strength, the Tactical Fund will measure the performance of that Segment’s securities against the performance of all other securities in the Tactical Fund’s investing universe, which will typically encompass all U.S. equity and fixed-income securities, but, depending on market conditions, may also encompass international equity and fixed-income securities. The Adviser may, from time to time, utilize leveraged Portfolio Funds in seeking to meet its investment objective, but at no time will more than 25% of the Tactical Fund’s portfolio be invested in leveraged Portfolio Funds. Such leveraged Portfolio Funds may invest in futures, forward, swaps, and/or other types of derivatives. The Tactical Fund will rebalance any such leveraged Portfolio Funds on a daily basis. In addition, the Adviser may, from time to time, invest in Portfolio Funds that invest in real estate investment trusts (“REITs”).

The Tactical Fund will rotate assets into, and out of, positions on a periodic basis, and the Tactical Fund’s portfolio may therefore be traded frequently.

During certain market conditions, notably those which the Tactical Fund deems to be relatively unattractive for equities (based on its quantitative indicators such as simple moving averages, trend indicators, and volatility measures), the Tactical Fund may take positions in Portfolio Funds that focus on fixed-income securities as an alternative to equities in an attempt to preserve capital. This may, at times, result in the Tactical Fund’s portfolio holding Portfolio Funds across both equities and fixed-income securities simultaneously. The Tactical Fund may indirectly invest in equity securities of all capitalization ranges and in fixed-income securities of all credit qualities.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Tactical Fund. The success of the Tactical Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Tactical Fund and there is no assurance that the Tactical Fund will achieve its investment objective. Because of the types of securities in which the Tactical Fund invests and the investment techniques the Adviser uses, the Tactical Fund is designed for investors who are investing for the long term. The Tactical Fund will be subject to the following principal risks:

Market Risk. Market risk is the risk that the value of the securities in the Tactical Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Tactical Fund’s investments, economic conditions and general bond market conditions. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, which may negatively affect many issuers domestically and around the world. During periods of market volatility, security prices (including securities held by the Tactical Fund) could change drastically and rapidly and, therefore, adversely affect the Tactical Fund.

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the Tactical Fund may underperform relative to other mutual funds that employ similar investment strategies. The Tactical Fund’s sector rotation style may not be implemented successfully, negatively affecting the Tactical Fund’s performance. In addition, the Adviser may select investments that fail to appreciate as anticipated.

Sector Risk. At times the Tactical Fund may emphasize investment in one or more sectors, and as a result the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. In addition, this may increase the risk of loss of an investment in the Tactical Fund and increase the volatility of the Tactical Fund’s NAV per share.

Active Management Risk. Due to the active management of the Tactical Fund by the Adviser, the Tactical Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.

Debt Securities Risk. The Tactical Fund may invest indirectly in corporate debt securities and U.S. Government obligations. Corporate debt securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. A debt security’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt; the lower the credit rating, the greater the risk that the security’s issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security.

Equity Securities Risk. The prices of equity securities in which the Tactical Fund invests indirectly through ETFs and other investment companies may fluctuate in response to many factors, including, but not limited to, the activities of the individual issuers, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Tactical Fund to potential losses.

• Large-Cap Company Risk. Large-capitalization companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

• Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Foreign Securities Risk. The Tactical Fund may, directly or indirectly, invest in foreign securities on foreign exchanges or in American Depository Receipts (“ADRs”). Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk, greater volatility, and may have higher liquidity risk than U.S.-registered securities.

• ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

• Foreign Currency Risk. The Tactical Fund may invest in foreign securities and therefore be indirectly exposed to foreign currencies. The value of the Tactical Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. The Tactical Fund’s exposure to foreign currencies subjects the Tactical Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar. As a result, the Tactical Fund’s exposure to foreign currencies may reduce the returns of the Tactical Fund.

Fund of Funds Structure Risk. Investments in ETFs and other investment companies (e.g. open end and closed end mutual funds) subject the Tactical Fund to paying its proportionate share of fees and expenses from those investments. In other words, by investing in the Tactical Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Tactical Fund invests in addition to the Tactical Fund’s direct fees and expenses. In addition, under the Investment Company Act of 1940, as amended (the “1940 Act”), the Tactical Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Tactical Fund may own.

• ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Investments in ETFs are also subject to the following additional risks:

• Investment Limitation Risk. Under the 1940 Act, the Tactical Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Tactical Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Tactical Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Tactical Fund or complies with Rule 12d1-4 under the 1940 Act; and (ii) the ETF and the Tactical Fund take appropriate steps to comply with any conditions in the order for exemptive relief or Rule 12d1-4 as applicable. Accordingly, the 3% limitation may prevent the Tactical Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

• Market Value Risk. The market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Tactical Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Tactical Fund’s NAV is reduced for undervalued ETFs it holds, and that the Tactical Fund receives less than NAV when selling an ETF).

• Tracking Risk. Index-based Portfolio Funds may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Portfolio Funds may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Portfolio Fund’s ability to track its applicable indices or match its performance.

• Sampling Risk. Index-based Portfolio Funds may utilize a representative sampling approach to track their respective underlying indices. Index-based Portfolio Funds that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Portfolio Fund in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Portfolio Fund will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Portfolio Fund could result in a greater decline in NAV than would be the case if the Portfolio Fund held all of the securities in the underlying index.

• Fixed-income ETFs Risk. There are risks associated with the potential investment of the Tactical Fund’s assets in fixed-income ETFs, which may include credit risk, interest rate risk and maturity risk as described below:

• Credit Risk. Credit risk is the risk that the issuer or guarantor of a fixed-income security or counterparty to a transaction involving one or more bonds in an ETF’s portfolio will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, an ETF’s income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the particular ETF’s shares may be reduced. ETFs may be subject to credit risk to the extent that they invest in fixed-income securities that involve a promise by a third party to honor an obligation with respect to the fixed-income security. Securities rated BBB by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) are considered investment-grade securities, but are somewhat riskier than more highly-rated investment-grade obligations (those rated A or better) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities. Credit risk is particularly significant for investments in “junk bonds” or lower than investment-grade securities.

• Interest Rate Risk. The price of a bond or a fixed-income security is dependent, in part, upon interest rates. Therefore, the share price and total return of an ETF, when investing a significant portion of its assets in fixed-income securities, will vary in response to changes in interest rates. There is the possibility that the value of an ETF’s investment in fixed-income securities may fall because fixed-income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed-income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a more pronounced effect if the ETF holds a significant portion of its assets in fixed-income securities with long-term maturities.

In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed-income securities drop, but also the yield can drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the Tactical Fund prepaid must be reinvested at lower prevailing interest rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

• Maturity Risk. Maturity risk is another factor that can affect the value of an ETF’s fixed-income holdings. Certain ETFs may not have a limitation policy regarding the length of maturity for their fixed-income holdings. In general, fixed-income obligations with longer maturities have higher yields and a greater sensitivity to changes in interest rates. Conversely, fixed-income obligations with shorter maturities generally have lower yields but less sensitivity to changes in interest rates.

Leverage Risk. Futures, forward, swaps, and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure. The Tactical Fund may invest in Portfolio Funds that use derivatives in order to create leveraged portfolios, and therefore the Tactical Fund has the risk of magnified capital losses from losses affecting the underlying asset. As a result of these risks, the NAV of the Tactical Fund employing leverage will be more volatile and sensitive to market movements.

Portfolio Turnover Risk. Frequent and active trading may result in greater expenses to the Tactical Fund, which may lower the Tactical Fund’s performance and may result in the realization of capital gains, including net short-term capital gains, which must generally be distributed to shareholders. Therefore, high portfolio turnover may reduce the Tactical Fund’s returns and increase taxable distributions to shareholders.

Real Estate Investment Trust (“REIT”) Risk. REITs are susceptible to real estate risk and their operating expenses are separate from those of the Tactical Fund. Therefore, the Tactical Fund’s investments in REITs will result in the layering of expenses, which shareholders will indirectly, but proportionally, bear.

PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Tactical Fund by showing changes in the Tactical by showing how the Tactical Fund’s average annual total returns for the one year and since inception periods compare with those of a broad-based securities market index. How the Tactical Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Tactical Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-855-784-2399 or by visiting www.Q3AllWeatherFunds.com.

Institutional Class Shares – Annual Total Return Year/Period Ended December 31 Calendar Year Returns	[2]

Quarterly Returns During This Time Period
Highest	13.27% (quarter ended December 31, 2020)
Lowest	0.67% (quarter ended June 30, 2020)

Average Annual Total Returns for Periods Ended December 31, 2020
Average Annual Total Returns - Q3 ALL-WEATHER TACTICAL FUND	Label	1 Year	Since Inception	Inception Date
Institutional Class	Return Before Taxes	26.30%	26.22%	Dec. 31, 2019
Institutional Class | Return After Taxes on Distributions		22.70%	22.63%
Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares		15.60%	18.50%
Investor Class	Return Before Taxes	25.71%	25.63%	Dec. 31, 2019
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses or taxes)		12.82%	12.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). After-tax returns are shown for the Institutional Class shares only and after-tax returns for the Investor Class shares and C Class shares will vary. Performance for the C Class shares will be included when that share class has been operational for a full calendar year. C Class shares would have substantially similar annual returns to those classes presented herein because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that he classes do not have the same expenses.

[1]	The Sector Rotation Fund's year-to-date return through December 31, 2020 was 3.90%.
[2]	The Tactical Fund's year-to-date return through December 31, 2020 was 26.30%.